11. Investments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SummaryOfJointVenturesLineItems [Line Items]
Joint ventures, beginning	R$ 116,142	R$ 79,377	R$ 54,508
Capital increase	16,000	47,281	37,080
Advance for Future Capital Increase			4,000
Valuation adjustments	4,079	(2,935)	1,535
Share of profit (loss) of joint ventures	16,799	5,334	(14,287)
Dividends	(30,959)	(12,915)	(3,459)
Joint ventures, ending	122,061	116,142	79,377
Uniao Vopak
SummaryOfJointVenturesLineItems [Line Items]
Joint ventures, beginning	4,518	4,545	4,960
Capital increase	0	0	0
Advance for Future Capital Increase			0
Valuation adjustments	0	0	0
Share of profit (loss) of joint ventures	1,578	(27)	699
Dividends	0	0	(1,114)
Joint ventures, ending	6,096	4,518	4,545
RPR
SummaryOfJointVenturesLineItems [Line Items]
Joint ventures, beginning	45,409	31,514	24,076
Capital increase	0	0	0
Advance for Future Capital Increase			0
Valuation adjustments	4,079	(2,935)	1,535
Share of profit (loss) of joint ventures	36,210	29,745	8,248
Dividends	(30,959)	(12,915)	(2,345)
Joint ventures, ending	54,739	45,409	31,514
Connect Car
SummaryOfJointVenturesLineItems [Line Items]
Joint ventures, beginning	66,215	43,318	25,472
Capital increase	16,000	47,281	37,080
Advance for Future Capital Increase			4,000
Valuation adjustments	0	0	0
Share of profit (loss) of joint ventures	(20,989)	(24,384)	(23,234)
Dividends	0	0	0
Joint ventures, ending	R$ 61,226	R$ 66,215	R$ 43,318